SUBSEQUENT EVENTS (Details) - Subsequent Events - USD ($)		1 Months Ended
	Apr. 01, 2021	Apr. 30, 2021
Chardan
Subsequent Event [Line Items]
Stock purchase option exercised		247,500
Chardan | Common Stock
Subsequent Event [Line Items]
Stock issued during period shares		167,252
Aircraft Purchase Agreement
Subsequent Event [Line Items]
Aggregate purchase price	$ 12,000,000
Amount of non-refundable deposit	500,000
Amount of recover its deposits and liquidated damges	$ 250,000